As filed with the Securities and Exchange Commission on August 30, 2011.
Registration Nos. 333-148624
811-22167

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.        ☐
Post-Effective Amendment No. 25 ☑
REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 27 ☑

Allianz Funds Multi-Strategy Trust
(Exact Name of Registrant as Specified in Charter)
1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)
(888) 852-3922
(Registrant’s telephone number, including area code)

Brian S. Shlissel
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019
Name and address of agent for service:

Copies to:
Thomas J. Fuccillo, Esq.
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019
David C. Sullivan, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

     It is proposed that this filing will become effective (check appropriate box):
     ☐ Immediately upon filing pursuant to paragraph (b)
     ☐ 60 days after filing pursuant to paragraph (a)(1)
     ☐ 75 days after filing pursuant to paragraph (a)(2)
     ☑ On September 9, 2011 pursuant to paragraph (b)
     ☐ On [date] pursuant to paragraph (a)(2) of rule 485
     If appropriate, check the following box:
     ☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     This post-effective amendment relates solely to the Allianz F&T Behavioral Large Cap Fund (referred to in the previously filed post-effective amendment relating to such fund as the Allianz Fuller & Thaler BI Large Cap Fund) (the “Fund”), a new series of Allianz Funds Multi-Strategy Trust (the “Trust”). It is expected that prior to the effective date of this filing, the Fund’s name will be changed to Allianz F&T Behavioral Advantage Large Cap Fund. No information relating to any other series or shares of the Trust is amended or superseded hereby.
     The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to
Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.
     This Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust incorporates by reference the following documents that are contained in the Trust’s Post-Effective Amendment No. 22, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on June 17, 2011: (i) Prospectus for Class A and C shares of the Fund; (ii) Prospectus for Institutional Class, Class P and Class D shares of the Fund; and (iii) Statement of Additional Information of the Trust, dated June 17, 2011.
     This Post-Effective Amendment No. 25 is filed to extend the effective date of Post-Effective Amendment No. 22 to September 9, 2011. This Post-Effective Amendment No. 25 relates only to the Fund and does not supersede or amend disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

PART C. OTHER INFORMATION
Item 28. Exhibits
(a)	Articles of Incorporation.
(1)	Amended & Restated Agreement and Declaration of Trust, dated as of March 28, 2008.(2)
(b)	By-laws.
(1)	Amended and Restated Bylaws, dated as of March 28, 2008.(2)
(c)	Instruments Defining Rights of Securities Holdings.
(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended & Restated Agreement and Declaration of Trust filed with exhibit (a)(1).

(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws filed with exhibit (b)(1).
(d)	Investment Advisory Contracts.
(1)	(i)	Investment Management Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC.(2)
(ii)	Amended and Restated Investment Management Agreement dated July 8, 2008 with Allianz Global Investors Fund Management LLC.(3)

(iii)	Form of Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Retirement Income Fund, Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund and Allianz Global Investors Solutions 2050 Fund.(5)

(iv)	Revised Schedule to Investment Management Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Core Allocation Fund, Allianz Global Investors Solutions Growth Allocation Fund and Allianz NFJ Global Dividend Value Fund.(7)

(v)	Revised Schedule to Investment Management Agreement (Schedule A) dated April 7, 2010 with Allianz Global Investors Fund Management LLC to add the Allianz NACM Convertible Fund, Allianz NACM High Yield Bond Fund, Allianz NACM International Growth Opportunities Fund, Allianz NACM Emerging Growth Fund, Allianz NACM Micro Cap Fund, Allianz NACM Small to Mid Cap Growth Fund, Allianz NACM Ultra Micro Cap Fund and Allianz RCM China Equity Fund.(10)

(vi)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the Allianz AGIC Focused Opportunity Fund and Allianz RCM Redwood Fund.(12)

(vii)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the Allianz RCM All Alpha Fund.(14)

(viii)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the F & T Behavioral Large Cap Fund — To be filed by amendment.
(2)	(i)	Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC, dated March 28, 2008.(2)
(ii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) dated July 8, 2008 between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add the Allianz RCM All Horizons Fund, the Allianz RCM Disciplined Equity Fund and the Allianz RCM International Opportunities Fund.(3)

(iii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) dated June 4, 2010 with Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add the RCM China Equity Fund.(10)

(iv)	Revised Schedule to Sub-Advisory Agreement (Schedule A) with Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add Allianz RCM Redwood Fund.(12)

(v)	Revised Schedule to Sub-Advisory Agreement (Schedule A) with Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add Allianz RCM All Alpha Fund. (14)

(3)	(i)	Portfolio Management Agreement between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, dated as of March 28, 2008.(2)
(ii)	Revised Schedule to Portfolio Management Agreement (Schedule A) dated July 8, 2008 between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH to add the Allianz RCM All Horizons Fund and the Allianz RCM International Opportunities Fund.(3)
(4)	(i)	Sub-Advisory Agreement dated July 8, 2008 between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management, LLC.(3)
(ii)	Form of Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC to add the Allianz NACM International Growth Fund.(5)

(iii)	Novation of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC, Nicholas-Applegate Capital Management LLC and Allianz Funds Multi-Strategy Trust.(11)

(iv)	Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and Allianz Global Investors Capital LLC to add Allianz AGIC Focused Opportunity Fund.(12)
(5)	(i)	Form of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC.(5)
(ii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) dated April 20, 2009 between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC to add the Allianz Global Investors Solutions Core Allocation Fund and Allianz Global Investors Solutions Growth Allocation Fund.(6)
(6)	Form of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC.(7)
(7)	Form of Portfolio Management Agreement between RCM Capital Management LLC and RCM Asia Pacific Limited.(10)
(8)	Form of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and Fuller & Thaler Asset Management Inc. — To be filed by amendment.
(e)	Distribution Contracts.
(1)	(i)	Form of Amended and Restated Distribution Contract dated March 28, 2008 with Allianz Global Investors Distributors LLC.(2)
(ii)	Second Amended and Restated Distribution Contract dated July 8, 2008 with Allianz Global Investors Distributors LLC.(3)

(iii)	Form of Third Amended and Restated Distribution Contract with Allianz Global Investors Distributors LLC.(5)

(iv)	Fourth Amended and Restated Distribution Contract dated April 20, 2009 with Allianz Global Investors Distributors LLC.(6)

(v)	Revised Schedule to Distribution Contract (Schedule A) dated April 9, 2010 with Allianz Global Investors Distributors LLC.(10)

(vi)	Revised Schedule to Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC.(12)

(vii)	Revised Schedule to Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC. (14)

(viii)	Revised Schedule to Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC — To be filed by amendment.

(2)	Form of Selected Dealer Agreement with respect to Class A, B and C shares.(2)

(3)	Form of Selected Dealer Agreement with respect to Class D shares between Registrant and Allianz Global Investors Distributors LLC.(2)

(4)	Form of Amendment to Dealer Agreement between Registrant and Allianz Global Investors Distributors LLC.(2)

(5)	Selected Dealer Agreement between PIMCO Funds Distributors LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated as of July 29, 2002.(2)
(f)	Not applicable.

(g)	Custodian Agreements.

(1)	Custody and Investment Accounting Agreement dated March 28, 2008 with State Street Bank & Trust Company — To be filed by amendment.

(2)	Foreign Securities Depositories Delegation Agreement dated March 28, 2008 among Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, and accepted and agreed to by Registrant.(2)

(3)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC, accepted and agreed to by Registrant.(4)

(4)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC.(5)

(5)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC.(7)

(6)	Form of Foreign Securities Depositories Delegation Agreement among Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and RCM Asia Pacific Limited, and accepted and agreed to by Registrant.(10)

(7)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Fuller & Thaler Asset Management, Inc. — To be filed by amendment.
(h)	Other Material Contracts.
(1)	(i)	Transfer Agency and Services Agreement dated March 28, 2008 with Boston Financial Data Services, Inc.(2)
(ii)	Transfer Agency and Services Agreement dated October 3, 2008 with Boston Financial Data Services, Inc.(5)

(iii)	Revised Schedule A to Transfer Agency and Services Agreement dated May 4, 2009.(8)

(iv)	Revised Schedule A to Transfer Agency and Services Agreement dated July 15, 2009.(8)
(2)	(i)	Form of Shareholder Servicing Agreement.(2)
(3)	(i)	Expense Limitation Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC.(2)
(ii)	Revised Schedule to the Expense Limitation Agreement (Schedule A) dated July 8, 2008 with Allianz Global Investors Fund Management LLC.(3)

(iii)	Form of Amended and Restated Expense Limitation Agreement with Allianz Global Investors Fund Management LLC.(5)

(iv)	Revised Schedule to Expense Limitation Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Growth Allocation Fund and the Allianz NFJ Global Dividend Value Fund.(6)

(v)	Form of Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC.(7)

(vi)	Revised Schedule to Expense Limitation Agreement (Schedule A) dated April 1, 2010 with Allianz Global Investor Fund Management LLC.(10)

(vii)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC.(12)

(viii)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC. (14)

(ix)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC - To be filed by amendment.

(4)	Expense Limitation Agreement for Allianz Global Investors Solutions Core Allocation Fund dated April 20, 2009 with Allianz Global Investors Fund Management LLC.(6)
(5)	(i)	Form of Management Fee Waiver Agreement with Allianz Global Investors Fund Management LLC.(5)
(ii)	Revised Schedule to Management Fee Waiver Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Core Allocation Fund and Allianz Global Investors Solutions Growth Allocation Fund.(6)
(6)	Expense Limitation Agreement for Allianz NACM Convertible Fund, Allianz NACM High Yield Bond Fund, Allianz NACM International Growth Opportunities Fund, Allianz NACM International Growth Fund, Allianz NACM Emerging Growth Fund, Allianz NACM Small to Mid Cap Growth Fund, Allianz Micro Cap Fund and Allianz NACM Ultra Micro Cap Fund dated March 31, 2010 with Allianz Global Investors Fund Management LLC.(10)
(i)	Opinions and Consents of Counsel.(2)(3)(4)(5)(6)(7)(8)(9)(10)(14)

(j)	Consent of Independent Registered Public Accounting Firm.

(k)	Not applicable.

(l)	Subscription Agreement with Allianz Global Investors of America L.P.(2)

(m)	Distribution and Servicing Plans.
(1)	Form of Distribution and Servicing Plan for Class A Shares.(1)

(2)	Form of Distribution Plan and Servicing Plan for Class B Shares.(6)

(3)	Form of Distribution and Servicing Plan for Class C Shares.(1)

(4)	Form of Amended and Restated Distribution Plan for Class D Shares.(2)

(5)	Form of Administrative Services Plan for Class P Shares.(2)

(6)	Form of Distribution and Servicing Plan for Class R Shares.(5)

(7)	Form of Distribution Plan for Administrative Class Shares.(5)

(8)	Form of Administrative Services Plan for Administrative Class Shares.(5)

(9)	Form of Administrative Services Plan for Class P-1 Shares.(10)

(10)	Second Amended and Restated Administrative Services Plan for Class P Shares.(14)
(n)	Multi-Class Plan.
(1)	Multi-Class Plan of Registrant.(2)

(2)	Amended and Restated Multi-Class Plan of Registrant dated July 8, 2008.(3)

(3)	Second Amended and Restated Multi-Class Plan of Registrant dated December 17, 2008.(5)

(4)	Fourth Amended and Restated Multi-Class Plan of Registrant dated June 4, 2010.(10)

(5)	Fifth Amended and Restated Multi-Class Plan of Registrant dated June 22, 2010.(12)

(6)	Sixth Amended and Restated Multi-Class Plan of Registrant dated April, 2011.(14)
(o)	Reserved.

(p)	Code of Ethics.
(1)	Code of Ethics of the Registrant.(2)

(2)	Code of Ethics of Allianz Global Investors Fund Management LLC and Allianz Global Investors Distributors LLC.(2)

(3)	Code of Ethics of RCM Capital Management LLC.(2)

(4)	Code of Ethics of Allianz Global Investors Advisory GmbH.(2)

(5)	Code of Ethics of Nicholas-Applegate Capital Management, LLC.(3)

(6)	Code of Ethics of Allianz Global Investors Solutions LLC.(5)

(7)	Code of Ethics of Allianz Global Investors Distributors LLC, Allianz Global Investors Management LLC, Allianz Global Investors of America L.P., Nicholas-Applegate Capital Management LLC and NFJ Investment Group LLC.(6)

(8)	Code of Ethics of Allianz Global Investors Distributors LLC, Allianz Global Investors Management LLC, Allianz Global Investors of America L.P., Allianz Global Investors Solutions LLC, Nicholas-Applegate Capital Management LLC and NFJ Investment Group LLC dated October 1, 2009.(12)

(9)	Code of Ethics of RCM Capital Management LLC dated March 2010.(12)

(10)	Code of Ethics of Fuller & Thaler Asset Management, Inc. — To be filed by amendment.
(q)	Powers of Attorney.
(1)	Power of Attorney for Paul Belica.(1)

(2)	Power of Attorney for Hans W. Kertess.(1)

(3)	Power of Attorney for William B. Ogden, IV.(1)

(4)	Power of Attorney for John C. Maney.(1)

(5)	Power of Attorney for R. Peter Sullivan, III.(1)

(6)	Power of Attorney for Diana L. Taylor.(3)

(7)	Power of Attorney for James A. Jacobson.(8)

(8)	Power of Attorney for Bradford K. Gallagher.(11)

(9)	Power of Attorney for Allan Rappaport.(11)

(10)	Power of Attorney for Lawrence G. Altadonna.(13)

(11)	Power of Attorney for Deborah A. Zoullas.(14)

(1)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed February 27, 2008.

(2)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed March 31, 2008.

(3)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed July 15, 2008.

(4)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed October 3, 2008.

(5)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed December 17, 2008.

(6)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed April 20, 2009.

(7)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed May 27, 2009.

(8)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed January 15, 2010.

(9)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File no. 333-148624, filed April 1, 2010.

(10)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed June 4, 2010.

(11)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed October 1, 2010.

(12)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 17, 2010.

(13)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 14, 2011.

(14)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 1, 2011.
Item 29. Persons Controlled By or Under Common Control with Registrant
          Not applicable.

Item 30. Indemnification
     Reference is made to Article VII of Registrant’s Agreement and Declaration of Trust which is incorporated by reference herein.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
     Unless otherwise stated, the principal business address of each organization listed is 1633 Broadway, New York, NY 10019.
Allianz Global Investors Fund Management LLC

Name	Position with Advisor	Other Affiliations
Udo Frank	Chairman, Management Board	Managing Director, Global Chief Executive Officer, Executive Committee and Board Manager of RCM Capital Management LLC; Managing Director, Chief Executive Officer, Executive Committee and Member — Board of Managers of RCM US Holdings LLC; Member — Board of Managers of Caywood-Scholl Capital Management LLC.

Barbara Claussen	Member - Management Board	Member — Management Board, Managing Director, Chief Operating Officer and Executive Committee of NFJ Investment Group L.P.; Management Board of Allianz Global Investors Capital LLC; Executive Committee of Oppenheimer Capital LLC.

Brian J. Gaffrey	Member - Management Board	Managing Director and Chief Executive Officer of AGI Distributors LLC and AGI Managed Accounts LLC.

Name	Position with Advisor	Other Affiliations
John C. Maney	Member - Management Board	Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Managing Director and Chief Operating Officer of Allianz Hedge Fund Partners Holding L.P., and Allianz Global Investors U.S. Retail LLC.

Roddy Marino	Member - Management Board	Senior Vice President of AGI Distributors LLC.

Scott Migliori	Member - Management Board	Managing Director, Chief Investment Officer, Executive Committee and Board Manager of RCM Capital Management LLC.

Stephen C. Sexauer	Member - Management Board	Managing Director, Portfolio Manager and Chief Investment Officer of AGI Solutions, LLC.

Brian Shlissel	Member - Management Board and Managing Director	None

Horacio Valeiras	Member - Management Board	Member - Management Board, Managing Director and Chief Executive Officer of AGI Capital LLC; Managing Director, Chief Investment Officer and Executive Committee of Nicholas Applegate Capital Management LLC; and Chief Investment Officer of Oppenheimer Capital LLC.

Michael J. Puntoriero	Chief Financial Officer	Chief Financial Officer of Allianz Global Investors of America Holdings Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. Holding LLC, Allianz Global Investors U.S. Holding II LLC, Allianz Hedge Fund Partners Holding L.P., NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., Pacific Investment Management Company LLC, PFP Holdings Inc., PIMCO Australia Pty Ltd., PIMCO Canada Holding LLC, PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Japan Ltd., StocksPLUS Management Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors Capital LLC, Allianz Global Investors U.S. Retail LLC, Allianz Global Investors NY Holdings LLC; Director and Chief Financial Officer of PIMCO Global Advisors (Resources) Limited; Managing Director of Allianz Global Investors Distributors LLC.

Lawrence G. Altadonna	Senior Vice President	None.

Thomas J. Fuccillo	Executive Vice President, Chief Legal Officer and Secretary	Executive Vice President of Allianz Global Investors of America L.P.

James T. Funaro	Senior Vice President - Tax Matters	Senior Vice President of Allianz Global Investors of America L.P. and Allianz Global Investors of America Holdings Inc.; Senior Vice President - Tax Matters of Allianz Global Investors of America LLC, Allianz Global Investors Capital LLC, Allianz Global Investors Capital Limited, Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Capital Holdings LLC, Nicholas-Applegate Securities LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., PFP Holdings, Inc., and StocksPLUS Management, Inc.

Name	Position with Advisor	Other Affiliations
Vinh T. Nguyen	Senior Vice President and Treasurer	Senior Vice President and Treasurer of Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Capital LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., Pacific Investment Management Company LLC, PFP Holdings Inc., PIMCO Canada Holding LLC, PIMCO Global Advisors LLC, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited, Vice President and Controller of PIMCO Australia Pty. Ltd., PIMCO Europe Limited and PIMCO Japan Ltd., Treasurer of Allianz Global Investors U.S. Holding II LLC.

Colleen Martin	Senior Vice President and Controller	Senior Vice President and Controller of Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Capital LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. Holding II LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Oppenheimer Capital LLC, Oppenheimer Group Inc., PFP Holdings Inc., PIMCO Canada Holding LLC, PIMCO Global Advisers LLC, PIMCO Global Advisors (Resources) Limited; Controller of Stocks Plus Management Inc.; Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller of Allianz Global Investors Distributors LLC; Chief Financial Officer, Financial Operations Principal of Nicholas-Applegate Securities LLC and PIMCO Investments LLC; and Controller of Allianz Global Investors U.S. Holding II LLC.

Albert A. Pisano	Senior Vice President and Chief Compliance Officer	Senior Vice President of Allianz Global Investors of America L.P.

Scott Whisten	Senior Vice President	None.

Pamela M. Wooster	Senior Vice President - Head of Risk Management	None

Kellie E. Davidson	Assistant Secretary	Assistant Secretary of Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. Holding II LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., PFP Holdings Inc., PIMCO Canada Holding LLC, PIMCO Global Advisors LLC and PIMCO Global Advisors (Resources) Limited; and Secretary of Allianz Global Investors Capital LLC.

Richard Cochran	Vice President	None.

Name	Position with Advisor	Other Affiliations
Richard J. Lavery	Vice President	None.

Orhan Dzemaili	Vice President	None.
Allianz Global Investors Solutions LLC
600 West Broadway
San Diego, CA 92101

Name	Position with Adviser	Other Affiliations
Michael J. Puntoriero	Chief Financial Officer	See Allianz Global Fund Management LLC.

Charles H. Field, Jr.	Executive Vice President, Chief Legal Officer and Secretary	Managing Director and Chief Legal Officer of Allianz Global Investors Capital LLC; Director of Allianz Global Investors Capital Limited; Executive Vice President, Chief Legal Officer and Secretary of NFJ Investment Group LLC.

Stephen C. Sexauer	Managing Director and Chief Investment Officer	None.

Deborah A. Wussow- Hammalian	Chief Compliance Officer	Treasurer and Assistant Secretary of Nicholas-Applegate Institutional Funds; Senior Vice President and Chief Compliance Officer of Allianz Global Investors Capital LLC and Nicholas-Applegate Capital Management LLC; Chief Compliance Officer of Oppenheimer Capital LLC.

Paul Pietranico	Senior Vice President and Portfolio Manager	None.

Vinh T. Nguyen	Senior Vice President and Treasurer	See Allianz Global Fund Management LLC.

Colleen Martin	Senior Vice President and Controller	See Allianz Global Fund Management LLC.

Kellie E. Davidson	Assistant Secretary	See Allianz Global Fund Management LLC.

Morley Campbell	Senior Vice President	None.

Brandi Deere	Vice President	None.

Baxter Hines	Vice President	None.

David Hunt	Vice President	None.
Allianz Global Investors Capital LLC
600 West Broadway
San Diego, CA 92101

Name	Position with Adviser	Other Affiliations

     Information relating to Allianz Global Investors Capital LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.
RCM Capital Management LLC
555 Mission Street, Suite 1700
San Francisco, CA 94105

Name	Position with Portfolio Manager	Other Affiliations
Udo Frank	Managing Director, Global Chief Executive Officer (CEO), Executive Committee and Board Manager	See Allianz Global Investors Fund Management LLC.

Robert Goldstein	Managing Director, Chairman of the Board, Chief Operating Officer, General Counsel, Secretary, Executive Committee and Board Manager	Managing Director, Chief Operating Officer, General Counsel, Executive Committee and Member — Board of Managers of RCM U.S. Holdings LLC. Managing Director, Secretary and Chief Legal Officer of Caywood-Scholl Capital Management LLC.

Scott Migliori	Managing Director, Chief Investment Officer Executive Committee and Board Manager	None.

Seung Minn	Managing Director	None.

Joanne Howard	Managing Director	None.

Steven J. Berexa	Managing Director	None.

Jacques Garmier	Managing Director	None.

Melody McDonald	Managing Director	None.

Christian W. Pachtner	Managing Director	None.

Walter C. Price Jr.	Managing Director	None.

Christopher Alders	Director	None.

Linda Marie Mowry Beck	Director	None.

James Chen	Director	None.

Raymond Cunha	Director	None.

Micahel G. Dauchot	Director	None.

Raphael L. Edelman	Director	None.

Dora Fong	Head of Finance and Administration	Chief Financial Officer of Caywood-Scholl Capital Management LLC and Director of Finance of RCM U.S. Holdings LLC

Peter A. Goetz	Director	None.

Kirk Hardiman	Director	None.

Todd Hawthorne	Director	None.

Karen D. Hiatt	Director	None.

Ara J. Jelalian	Director	None.

Steven Klopukh	Director	None.

Graeme M. Langlands	Director	None.

Dennis H. Heinke	Director	None.

Louise M. Laufersweiler	Director	None.

David C. Owen	Director, Chief Legal Officer and Chief Compliance Officer, Secretary	Chief Legal Officer, Chief Compliance Officer and Secretary of RCM U.S. Holdings LLC and Caywood-Scholl Capital Management LLC

Michael A. Seidenberg	Director	None.

Danny Su	Director	None.

Name	Position with Portfolio Manager	Other Affiliations
Edward S. Painvin	Director	None.

Robert A. Patterson	Director	None.

William D. Penn	Director	None.

Joe A. Rodela	Director	None.

Kelly A. Reuba	Director	None.

James Robertson	Director	None.

Jeffrey A. Stabler	Director	None.

Paul Strand	Director	None.

Mark Sullivan	Director	None.

Peter A. Sullivan	Director	None.

Sebastian Thomas	Director	None.

Jeffrey W. Thornton	Director	None.

Ken H. Tsuboi	Director	None.

Brian J. Urey	Director	None.

Jon A. Wolfenbarger	Director	None.

Paul Wagner	Director	None.
RCM Asia Pacific Limited
21/F, Cheung Kong Center
2 Queen’s Road Central
Hong Kong

Position with RCM
Name	Asia Pacific Limited	Other Affiliations
Mark Konyn	Director and Chief Executive Officer	Director of Allianz Global Investors Selections Alternative Funds 1 SPC, Alpha Ocean Assets Limited, Carmel School Association and Israsia Limited.

Raymond Chan	Director and Chief Investment Officer	Director of Allianz Global Investors Selections Alternative Funds 1 SPC.

Steve Bryant	Director and Chief Operating Officer	Director of RCM Capital Management Pty. Limited.

Kent Rossiter	Director and Head of Regional Asia Pacific Trading	None.

Stuart Winchester	Director and Senior Portfolio Manager	None.

Christina Chung	Senior Portfolio Manager	None.

Jovita Chow	Chief Compliance Officer	None.

Allianz Global Investors Advisory GmbH
Mainzer Landstrasse 11-13
Frankfurt am Main, Germany 60329

Position with Allianz Global
Name	Investors Advisory GmbH	Other Affiliations
Martin H. Keil	Managing Director	None.

Jens Kassow	Managing Director	Managing Director at ADIG Fondsvertrieb AG, Müchen.

Tobias C. Pross	Managing Director	Managing Director at Allianz Global Investors Kapitalanlagegesellschaft mbH, Frankfurt, Chairman of the Supervisory Board at Allianz Treuhand GmbH, Stuttgart, Member of the Supervisory Board at Allianz Pension Partners GmbH, Müchen.

Christopher Weikl	Chief Compliance Officer	None.

Bruno Brocks	Managing Director	None.

Wilfried Hauck	Managing Director	Member of the “Verwaltungsrot” at RoBo-LUX SICAV.

Neil Dwane	Chief Investment Officer	Managing Director at Allianz Global Investors Kapitalanlagegesellschaft mbH, Frankfurt; Managing Director at RCM UK Ltd.
NFJ Investment Group LLC
2100 Ross Avenue, Suite 700
Dallas, TX 75201

Name	Position with Advisor	Other Affiliations
Benno J. Fischer	Member-Management Board, Managing Director, Executive Committee, Compensation Committee	Member-Management Board of Allianz Global Investors Capital LLC.

Bradley B. Bartholou	Principal	None

Robert B. McKinney	Principal	None

Thomas Oliver	Principal	None

John L. Johnson	Managing Director	None

Paul A. Magnuson	Management Board, Managing Director, Executive Committee	None

Barbara Claussen	Member-Management Board, Managing Director, Chief Operating Officer, Executive Committee	See Allianz Global Investors Fund Management LLC

Michael J. Puntoriero	Chief Financial Officer	See Allianz Global Investors Fund Management LLC

Colleen Martin	Senior Vice President and Controller	See Allianz Global Investors Fund Management LLC

Patti Almanza	Senior Vice President and Chief Compliance Officer	None

John C. Maney	Compensation Committee	See Allianz Global Investors Fund Management LLC

Vinh T. Nguyen	Senior Vice President and Treasurer	See Allianz Global Investors Fund Management LLC

Kellie E. Davidson	Assistant Secretary	See Allianz Global Investors Fund Management LLC
Fuller & Thaler Asset Management, Inc.
411 Borel Avenue, Suite 300
San Mateo, CA 94402

[TO BE ADDED BY AMENDMENT]

Item 32. Principal Underwriters
(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also of PIMCO Funds. The Distributor is an affiliate of Allianz Global Investors Fund Management LLC, the Registrant’s Adviser.

(b)

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
Brian J. Gaffney	Managing Director and Chief Executive Officer	None
John Carroll	Managing Director and Chief Operating Officer	None
David B. Jobson	Managing Director	None
Michael J. Puntoriero	Managing Director	None
Robert J. Rokose	Managing Director	None
Peter L. Slattery	Managing Director	None
Keith C. Wagner	Managing Director	None
Andrew J. Wilmot	Managing Director	None
William V. Healey	Executive Vice President, Chief Legal Officer and Secretary	None
Kristina S. Hooper	Executive Vice President	None
Joseph S. Quirk	Executive Vice President	None
Colleen Martin	Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller	None
Vinh T. Nguyen	Senior Vice President and Treasurer	None
Richard Kirk	Senior Vice President, Associate General Counsel	Assistant Secretary
Colin C. Aymond	Senior Vice President	None
Michael E. Brannan	Senior Vice President	None
Matthew Brown	Senior Vice President	None
Frederick Bruce	Senior Vice President	None
Bryce B. Bulman	Senior Vice President	None
Martin J. Burke	Senior Vice President	None
Richard E. Callinan	Senior Vice President	None
John T. Cardillo	Senior Vice President	None
Christopher A. Casenhiser	Senior Vice President	None
Catherine M. Carroll	Senior Vice President	None
Brent W. Cooper	Senior Vice President	None
Ira W. Cox	Senior Vice President	None
Stephen J. Dane	Senior Vice President	None
Paul DeNicolo	Senior Vice President	None
Neil I. Dewar	Senior Vice President	None
Eric D. Downing	Senior Vice President	None

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
Joseph F. Eleccion	Senior Vice President	None
Jonathan P. Fessel	Senior Vice President	None
Megan L. Frank	Senior Vice President	None
James T. Funaro	Senior Vice President - Tax Matters	None
Michael J. Gallagher	Senior Vice President	None
Joe Gengo	Senior Vice President	None
Ronald H. Gray	Senior Vice President	None
Dan Hally	Senior Vice President	None
John A. Harrington	Senior Vice President	None
Jonathan C. Hart	Senior Vice President	None
James T. Hartnett	Senior Vice President	None
Timothy J. Higgins	Senior Vice President	None
John Hussey	Senior Vice President	None
Dustin Kanode	Senior Vice President	None
Matthew T. Kobata	Senior Vice President	None
Leslie S. Kravetzky	Senior Vice President	None
Stephen Laut	Senior Vice President	None
Robert J. Lewis	Senior Vice President	None
James F. Lyons	Senior Vice President	None
Andy Maloney	Senior Vice President	None
Gerard P. Marino	Senior Vice President	None
Ann H. McAdams	Senior Vice President	None
Peter J. McCarthy	Senior Vice President	None
Wayne Meyer	Senior Vice President	None
Heiko Mildner	Senior Vice President	None
Fiora Moyer	Senior Vice President	None
Ryan T. Muller	Senior Vice President	None
George Murphy	Senior Vice President	None
Gregory J. Murphy	Senior Vice President	None
Kerry A. Murphy	Senior Vice President	None
Paul R. Nickodemus	Senior Vice President	None
Jeffrey P. Nizzardo	Senior Vice President	None
Kelly Orr	Senior Vice President	None
Henry W. Orvin	Senior Vice President	None
Ralph A. Peluso	Senior Vice President	None
Greg H. Poplarski	Senior Vice President	None
Peter M. Prinstein	Senior Vice President	None
Jennifer Quigley	Senior Vice President	None
James M. Rankin	Senior Vice President	None
Joni H. Rheingold	Senior Vice President	None
Frank J. Riccio	Senior Vice President	None
James Scott Rose	Senior Vice President	None
Jeffrey W. Rosser	Senior Vice President	None
Thomas H. Scanlan	Senior Vice President	None
Timothy Schival	Senior Vice President	None
Kevin M. Shanley	Senior Vice President	None
Frank E. Siemon Jr.	Senior Vice President	None
Christopher T. Simutis	Senior Vice President	None
Ernesto Small	Senior Vice President	None
Eugene Smith	Senior Vice President	None
Jeffrey Smith	Senior Vice President	None

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
Robert Marty Smith	Senior Vice President	None
Linda M. Sorensen	Senior Vice President	None
John J. Stergio	Senior Vice President	None
Steven R. Storlie	Senior Vice President	None
Kathleen C. Thompson	Senior Vice President	None
Barrie L. Tiedemann Jr.	Senior Vice President	None
William T. Toner	Senior Vice President	None
Richard Triolo	Senior Vice President	None
Brenda C. Warkow	Senior Vice President	None
Steve J. Welker	Senior Vice President	None
Scott Whitehouse	Senior Vice President	None
Nicholas K. Willett	Senior Vice President	None
Ronald W. Wilson	Senior Vice President	None
Isabella Basile	Vice President	None
Jill L. Aronovitz	Vice President	None
Todd M. Barney	Vice President	None
David Bechor	Vice President	None
Jennifer A. Brenes	Vice President	None
Deborah Brennan	Vice President	None
Matthew C. Carlisle	Vice President	None
Inderjit S. Chhatwal	Vice President	None
Kevin Clark	Vice President	None
Rosemary T. Conlon	Vice President	None
Lucianne DeCicco	Vice President	None
Thomas W. Donnelley	Vice President	None
Martha Douvogiannis	Vice President	None
James C. Farrell	Vice President	None
Jason Feinman	Vice President	None
Christopher D. Francis	Vice President	None
Linda Shuen Galsim	Vice President	None
Scott B. Goodside	Vice President	None
Mark R. Hathaway	Vice President	None
Steve Howell	Vice President	None
Eileen Ip	Vice President	None
Rose Kervabon	Vice President	None
Bryan Knaus	Vice President	None
Christopher S. Leo	Vice President	None
Robert Levy	Vice President	None
Scott Lindsay	Vice President	None
Michael P. Lynch	Vice President	None
Troy C. Maag	Vice President	None
John Maher	Vice President	None
Sean P. Maher	Vice President	None
Daniel L. Miller	Vice President	None
Joseph P. Minnix	Vice President	None

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
William A. Misata	Vice President	None
Todd C. Monastero	Vice President	None
John F. Moxon	Vice President	None
Ryan T. Muller	Vice President	None
Debra C. Ohstrom	Vice President	None
Josh Orth	Vice President	None
Shohil A. Patel	Vice President	None
Shivaun Prendergast	Vice President	None
Andrew Revell	Vice President	None
Julie Rial	Vice President	None
Francis N. Ridolfo	Vice President	None
John Rotondi	Vice President and Chief Compliance Officer	None
Joseph Scull	Vice President	None
Raad J. Taha	Vice President	None
Sophie Wang	Vice President	None
Austin A. Weichbrodt	Vice President	None
Kevin D. Willbrand	Vice President	None
Justin R. Wingate	Vice President	None
Jenny M. Wolf	Vice President	None
Kellie E. Davidson	Assistant Secretary	None

*	Principal business address for all individuals listed is 1633 Broadway, New York, NY 10019 or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.
(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.
Item 33. Location of Accounts and Records
     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, and/or Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105.
Item 34. Management Services
          Not applicable.
Item 35. Undertakings
          Not applicable.

NOTICE
     A copy of the Agreement and Declaration of the Allianz Funds Multi-Strategy Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 25 (the “Amendment”) to this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 30th day of August, 2011.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Brian S. Shlissel

Name:	Brian S. Shlissel
Title:	President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Brian S. Shlissel	President	August 30, 2011

Brian S. Shlissel

Lawrence G. Altadonna*	Treasurer and Principal Financial and

Lawrence G. Altadonna	Accounting Officer

Paul Belica*	Trustee

Paul Belica

Bradford K. Gallagher*	Trustee

Bradford K. Gallagher

James A. Jacobson*	Trustee

James A. Jacobson

Hans W. Kertess*	Trustee

Hans W. Kertess

John C. Maney*	Trustee

John C. Maney

William B. Ogden, IV*	Trustee

William B. Ogden, IV

Alan Rappaport*	Trustee

Alan Rappaport

Deborah A. Zoullas*	Trustee

Deborah A. Zoullas

*By:	/s/ Brian S. Shlissel

Brian S. Shlissel
Attorney-In-fact and Agent for the Individuals Noted Above
Date: August 30, 2011